Ordinary Shares and Treasury Stock (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Jan. 31, 2024 USD ($)
Ordinary Shares and Treasury Stock
Amount of shares repurchased | $						$ 20.0
Share repurchases, cash consideration	¥ 10,217	$ 1.4	¥ 95,502	$ 13.3
Number of shares retired (in shares)	2,533,803	2,533,803
ADR
Ordinary Shares and Treasury Stock
Ordinary shares acquired (in shares)	490,476	490,476	4,777,000	4,777,000
Class A ordinary shares
Ordinary Shares and Treasury Stock
Ordinary shares acquired (in shares)	1,471,428	1,471,428	14,331,000	14,331,000
Shares issued upon exercise of share options and vesting of RSUs (in shares)	1,149,720	1,149,720	7,766,705	7,766,705	4,801,007